RESEARCH AND DEVELOPMENT (Details Narrative 1) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Research and Development expenses	$ 189,283	$ 304,719	$ 940,179	$ 1,020,703
DEVICIX PROTOTYPE MANUFACTURING AGREEMENT [Member]
Research and Development expenses	117,000	156,000	399,000	586,000
Accounts payable	24,000		22,000	37,000
DEVICIX GENERATOR MANUFACTURING AGREEMENT [Member]
Research and Development expenses	0	19,000	287,700
NORTECH MANUFACTURING AGREEMENT [Member]
Research and Development expenses	29,000	$ 87,000	273,000	16,000
Accounts payable	$ 9,000		$ 52,000	$ 1,000